Short-Term and Long-Term Debts - Additional Information (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Debt Instruments [Abstract]
Financing lease receivables, collateralized	¥ 1,083,014,892	$ 165,979,294	¥ 1,735,094,721
Weighted average interest rate for outstanding debts	5.92%	5.92%	5.09%